Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	June 30,	December 31,
	2023	2022
Compensation and benefits	$2,401	$2,972
External research and development expenses	2,853	2,188
Facility costs	729	910
Professional services	577	795
Property and equipment	106	217
Other liabilities	903	1,210
	$7,569	$8,292